Quarterly Report
March 31, 2023
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	2,441	$723,220
Apparel Manufacturers – 1.5%
Skechers USA, Inc., “A” (a)	24,525	$1,165,428
Automotive – 2.2%
REV Group, Inc.	40,671	$487,645
Titan International, Inc. (a)	30,733	322,082
Visteon Corp. (a)	5,804	910,241
		$1,719,968
Biotechnology – 3.3%
Adaptive Biotechnologies Corp. (a)	51,155	$451,699
Alector, Inc. (a)	4,842	29,972
AlloVir, Inc. (a)	38,597	152,072
Arcus Biosciences, Inc. (a)	12,820	233,837
BioAtla, Inc. (a)	48,560	130,141
Deciphera Pharmaceuticals, Inc. (a)	2,808	43,383
Dynavax Technologies Corp. (a)	23,107	226,680
Exelixis, Inc. (a)	11,377	220,827
Fate Therapeutics, Inc. (a)	7,300	41,610
iTeos Therapeutics, Inc. (a)	17,256	234,854
Lyell Immunopharma, Inc. (a)(l)	68,280	161,141
Novavax, Inc. (a)(l)	3,762	26,071
Sana Biotechnology, Inc. (a)	54,459	178,081
Sangamo Therapeutics, Inc. (a)	43,743	76,988
Varex Imaging Corp. (a)	6,922	125,911
Vir Biotechnology, Inc. (a)	13,908	323,639
		$2,656,906
Broadcasting – 0.6%
Entravision Communications Corp., “A”	79,336	$479,983
Brokerage & Asset Managers – 0.4%
A-Mark Precious Metals, Inc.	8,020	$277,893
Business Services – 4.4%
BlueLinx Holdings, Inc. (a)	6,280	$426,789
Boise Cascade Corp.	7,978	504,608
Forrester Research, Inc. (a)	9,538	308,554
HireRight Holdings Corp. (a)	20,462	217,102
StoneCo Ltd., “A” (a)	8,557	81,634
TaskUs, Inc., “A” (a)	46,640	673,482
TriNet Group, Inc. (a)	8,667	698,647
Yext, Inc. (a)	65,937	633,654
		$3,544,470
Cable TV – 0.3%
Cable One, Inc.	324	$227,448
Chemicals – 1.8%
Avient Corp.	9,782	$402,627
Element Solutions, Inc.	54,452	1,051,468
		$1,454,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.8%
2U, Inc. (a)	6,560	$44,936
Elastic N.V. (a)	14,044	813,148
Eventbrite, Inc. (a)	17,709	151,943
Everbridge, Inc. (a)	14,432	500,358
Paycor HCM, Inc. (a)	24,814	658,067
Paylocity Holding Corp. (a)	4,303	855,350
		$3,023,802
Computer Software - Systems – 2.7%
Box, Inc., “A” (a)	39,911	$1,069,216
Rapid7, Inc. (a)	12,507	574,196
Rimini Street, Inc. (a)	66,851	275,426
Verint Systems, Inc. (a)	6,096	227,015
		$2,145,853
Construction – 1.4%
AZEK Co., Inc. (a)	17,710	$416,893
GMS, Inc. (a)	12,673	733,640
		$1,150,533
Consumer Products – 1.8%
Herbalife Ltd. (a)	13,263	$213,534
Prestige Consumer Healthcare, Inc. (a)	20,091	1,258,300
		$1,471,834
Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	11,446	$1,303,699
Electrical Equipment – 1.1%
Vertiv Holdings Co.	58,287	$834,087
Electronics – 5.5%
Advanced Energy Industries, Inc.	10,823	$1,060,654
Alpha and Omega Semiconductor Ltd. (a)	12,549	338,195
Photronics, Inc. (a)	19,382	321,354
Plexus Corp. (a)	10,326	1,007,508
Sanmina Corp. (a)	2,927	178,518
Silicon Laboratories, Inc. (a)	8,322	1,457,099
		$4,363,328
Energy - Independent – 2.6%
CONSOL Energy, Inc.	8,286	$482,825
CVR Energy, Inc.	14,571	477,637
Magnolia Oil & Gas Corp., “A”	24,451	534,988
Par Pacific Holdings, Inc. (a)	19,722	575,883
		$2,071,333
Energy - Integrated – 0.3%
National Gas Fuel Co.	3,532	$203,938
Engineering - Construction – 2.1%
APi Group, Inc. (a)	28,674	$644,591
Dycom Industries, Inc. (a)	11,278	1,056,185
		$1,700,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Cal-Maine Foods, Inc.	6,916	$421,115
Hostess Brands, Inc. (a)	48,534	1,207,526
		$1,628,641
Food & Drug Stores – 0.2%
United Natural Foods, Inc. (a)	4,871	$128,351
Gaming & Lodging – 2.4%
International Game Technology PLC	45,970	$1,231,996
Norwegian Cruise Line Holdings Ltd. (a)	11,320	152,254
Penn Entertainment, Inc. (a)	4,633	137,415
Target Hospitality Corp. (a)	30,474	400,428
		$1,922,093
Insurance – 3.7%
Hanover Insurance Group, Inc.	5,688	$730,908
Jackson Financial, Inc.	13,707	512,779
Reinsurance Group of America, Inc.	5,505	730,844
Voya Financial, Inc.	14,154	1,011,445
		$2,985,976
Internet – 0.8%
Yelp, Inc. (a)	5,064	$155,465
ZipRecruiter, Inc., “A” (a)	29,531	470,724
		$626,189
Leisure & Toys – 3.0%
Brunswick Corp.	10,636	$872,152
Funko, Inc., “A” (a)	43,863	413,628
Malibu Boats, Inc., “A” (a)	8,520	480,954
MasterCraft Boat Holdings, Inc. (a)	4,022	122,390
Polaris, Inc.	4,415	488,431
		$2,377,555
Machinery & Tools – 3.8%
Flowserve Corp.	10,124	$344,216
ITT, Inc.	1,079	93,118
Olympic Steel, Inc.	7,196	375,703
Regal Rexnord Corp.	7,333	1,031,973
Timken Co.	13,747	1,123,405
Titan Machinery, Inc. (a)	3,038	92,507
		$3,060,922
Major Banks – 0.8%
Comerica, Inc.	13,500	$586,170
First Financial Corp.	1,759	65,927
		$652,097
Medical & Health Technology & Services – 2.7%
Cross Country Healthcare, Inc. (a)	8,824	$196,952
Encompass Health Corp.	8,753	473,537
Health Catalyst, Inc. (a)	10,407	121,450
HealthEquity, Inc. (a)	12,954	760,530
Medpace Holdings, Inc. (a)	1,885	354,474
ModivCare, Inc. (a)	404	33,968
Syneos Health, Inc. (a)	6,481	230,853
		$2,171,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.5%
AngioDynamics, Inc. (a)	12,845	$132,817
Avanos Medical, Inc. (a)	14,516	431,706
Bioventus, Inc., “A” (a)	30,276	32,395
Envista Holdings Corp. (a)	28,900	1,181,432
Inogen, Inc. (a)	9,176	114,517
Maravai Lifesciences Holdings, Inc., “A” (a)	56,239	787,908
Organogenesis Holdings, Inc. (a)	59,430	126,586
Orthofix Medical, Inc. (a)	21,374	358,015
Quidel Corp. (a)	12,612	1,123,603
Sotera Health Co. (a)	5,297	94,869
		$4,383,848
Metals & Mining – 2.0%
Ryerson Holding Corp.	22,178	$806,836
United States Steel Corp.	31,260	815,886
		$1,622,722
Natural Gas - Pipeline – 0.8%
Equitrans Midstream Corp.	111,480	$644,354
Oil Services – 1.8%
Cactus, Inc., “A”	11,034	$454,932
ChampionX Corp.	34,548	937,287
		$1,392,219
Other Banks & Diversified Financials – 9.8%
Assured Guaranty Ltd.	3,680	$184,994
Atlanticus Holdings Corp. (a)	1,633	44,303
Bank OZK	3,717	127,121
Cathay General Bancorp, Inc.	29,632	1,022,897
Columbia Banking System, Inc.	45,963	984,528
Enova International, Inc. (a)	1,851	82,240
First Hawaiian, Inc.	31,794	655,910
Heritage Commerce Corp.	10,664	88,831
Navient Corp.	26,891	429,987
OFG Bancorp	16,644	415,101
Preferred Bank	5,248	287,643
SLM Corp.	71,594	887,050
Texas Capital Bancshares, Inc. (a)	18,075	884,952
UMB Financial Corp.	12,136	700,490
United Community Bank, Inc.	5,368	150,948
Wintrust Financial Corp.	12,254	893,929
		$7,840,924
Pharmaceuticals – 3.7%
Alkermes PLC (a)	4,970	$140,104
Catalyst Pharmaceuticals, Inc. (a)	17,547	290,929
Coherus BioSciences, Inc. (a)	22,325	152,703
Eagle Pharmaceuticals, Inc. (a)	6,916	196,207
Emergent BioSolutions, Inc. (a)	5,706	59,114
FibroGen, Inc. (a)	4,950	92,367
Intercept Pharmaceuticals, Inc. (a)	15,452	207,521
Ionis Pharmaceuticals, Inc. (a)	5,635	201,395
Ironwood Pharmaceuticals, Inc. (a)	19,087	200,795
Kiniksa Pharmaceuticals, “A” (a)	17,213	185,212
Macrogenics, Inc. (a)	31,035	222,521
Nurix Therapeutics, Inc. (a)	4,420	39,250
Phibro Animal Health Corp., “A”	10,726	164,322
REGENXBIO, Inc. (a)	10,264	194,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
United Therapeutics Corp. (a)	1,714	$383,868
Vanda Pharmaceuticals, Inc. (a)	31,091	211,108
		$2,941,508
Railroad & Shipping – 0.8%
Teekay Tankers LTD., “A” (a)	15,252	$654,768
Real Estate – 7.4%
Broadstone Net Lease, Inc., REIT	35,800	$608,958
DiamondRock Hospitality Co., REIT	30,978	251,851
Empire State Realty Trust, REIT, “A”	142,276	923,371
National Storage Affiliates Trust, REIT	19,016	794,489
Phillips Edison & Co., REIT	35,834	1,168,905
Piedmont Office Realty Trust, Inc., REIT	61,150	446,395
Spirit Realty Capital, Inc., REIT	25,007	996,279
STAG Industrial, Inc., REIT	14,298	483,559
Tanger Factory Outlet Centers, Inc., REIT	13,183	258,782
		$5,932,589
Restaurants – 1.0%
Texas Roadhouse, Inc.	6,986	$754,907
Wendy's Co.	3,510	76,448
		$831,355
Specialty Chemicals – 1.9%
Chemours Co.	30,760	$920,954
Univar Solutions, Inc. (a)	16,054	562,372
		$1,483,326
Specialty Stores – 2.9%
Builders FirstSource, Inc. (a)	13,168	$1,169,055
Urban Outfitters, Inc. (a)	41,063	1,138,266
		$2,307,321
Telephone Services – 0.5%
EchoStar Corp., “A” (a)	22,456	$410,720
Tobacco – 0.1%
Vector Group Ltd.	3,527	$42,359
Trucking – 1.5%
Landstar System, Inc.	2,320	$415,883
Saia, Inc. (a)	2,942	800,460
		$1,216,343
Utilities - Electric Power – 1.8%
IDACORP, Inc.	2,762	$299,207
Portland General Electric Co.	23,455	1,146,715
		$1,445,922
Total Common Stocks		$79,222,460
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.56% (v)	682,995	$683,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	54,592	$54,592

Other Assets, Less Liabilities – (0.1)%		(119,506)
Net Assets – 100.0%		$79,840,678
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $683,132 and $79,277,052, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$79,222,460	$—	$—	$79,222,460
Mutual Funds	737,724	—	—	737,724
Total	$79,960,184	$—	$—	$79,960,184
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2023, the value of securities loaned was $70,296. These loans were collateralized by cash of $54,592 and U.S. Treasury Obligations (held by the lending agent) of $12,695.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$705,234	$2,860,154	$2,882,034	$(269)	$47	$683,132
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,057	$—